Non-Controlling Interest (Tables)	12 Months Ended
Oct. 31, 2022
Non-Controlling Interest [Abstract]
Schedule of non-controlling interest
Summarized financial information for Li-Cycle Norway AS is as follows:

For the year ended October 31,	2022
Balance, beginning of year	$—
Investment to non-controlling interest	0.3
Loss attributable to non-controlling interest during the year	(0.1)
Balance, end of year	$0.2

As at October 31,	2022
Revenue	$—
Expenses	(0.4)
Net loss	(0.4)
Net loss attributable to non-controlling interest	$(0.1)